OTHER REAL ESTATE OWNED ("OREO")	12 Months Ended
Dec. 31, 2012
Real Estate [Abstract]
Real Estate Disclosure [Text Block]

NOTE 7 - OTHER REAL ESTATE OWNED (“OREO”)

OREO assets are presented net of the allowance for losses. The Company considers OREO as classified assets for regulatory and financial reporting. An analysis of the activity is as follows:

	Years Ended December 31,
	2012	2011
Balance at beginning of year	$5,028,513	$10,469,302
Additions of underlying property	4,020,494	7,273,206
Disposals of underlying property	(1,483,449)	(10,750,768)
Valuation allowance	(674,205)	(1,963,227)
Balance at end of period	$6,891,353	$5,028,513

Expenses applicable to OREO assets include the following:

	Years Ended December 31,
	2012	2011
Valuation allowance	$674,205	$1,963,227
Operating expenses	96,618	489,164
	$770,823	$2,452,391